Expenses by Nature (Details) - Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	$ 5,889	$ 21,902
Expenses	30,835	82,070
Cash Outlays	11,682	41,218
Pilgrims Europe Central [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	(161)	2,571
Expenses		27,965
Cash Outlays	4,102	23,585
Pilgrim’s Food Masters [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	4,933	14,980
Expenses	11,921	34,774
Cash Outlays	5,762	14,452
Pilgrim’s Pride Ltd. [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	1,212	2,339
Expenses	15,122	19,331
Cash Outlays	1,608	2,312
Moy Park [Member]
Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative [Line Items]
Provisions	(95)	2,012
Expenses	3,792
Cash Outlays	$ 210	$ 869